Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2045 Fund	Sep. 08, 2023
Fidelity Freedom Index 2045 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	9.54%
Annual Return 2017	20.56%
Annual Return 2018	(7.16%)
Annual Return 2019	26.09%
Annual Return 2020	16.50%
Annual Return 2021	15.97%
Annual Return 2022	(18.20%)
Fidelity Freedom Index 2045 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020